Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM / (USED IN) OPERATING ACTIVITIES
Net income (loss)	$ 375,097	$ (28,225)
Deduct earnings of associate	(75,995)	(19,930)
Dividends received from associate	84,553	47,325
Add (deduct) non-cash items:
Depreciation and amortization	232,225	228,054
Income tax expense (recovery)	95,788	(9,279)
Share-based compensation expense	78,821	33,493
Finance costs	94,955	90,060
Other	4,033	1,559
Income taxes paid	(35,890)	(5,241)
Other cash payments, including share-based compensation	(16,477)	(23,505)
Cash flows from operating activities before undernoted	837,110	314,311
Changes in non-cash working capital (note 16(a))	(49,368)	(87,644)
Cash flows from / (used in) operating activities	787,742	226,667
CASH FLOWS FROM / (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	(286,120)	0
Dividend payments to Methanex Corporation shareholders	(101,497)	(98,797)
Interest paid	(86,041)	(82,965)
Net proceeds on issue of long-term debt	0	65,700
Repayment of long-term debt and financing fees	(56,997)	(48,417)
Finance leases	(6,880)	(5,144)
Equity contributions by non-controlling interests	8,170	25
Cash distributions to non-controlling interests	(4,330)	(1,410)
Proceeds on issue of shares on exercise of stock options	3,059	1,506
Cash flows from / (used in) financing activities	(530,636)	(169,502)
CASH FLOWS FROM / (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(103,170)	(99,881)
Other assets	0	(66)
Changes in non-cash working capital related to investing activities (note 16(a))	(2,347)	11,738
Cash flows from / (used in) investing activities	(105,517)	(88,209)
Increase (decrease) in cash and cash equivalents	151,589	(31,044)
Cash and cash equivalents, beginning of year	223,890	254,934
Cash and cash equivalents, end of year	$ 375,479	$ 223,890